EMPLOYEE STOCK OPTIONS AND RESTRICTED STOCK AWARD PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
EMPLOYEE STOCK OPTIONS
EMPLOYEE STOCK OPTIONS AND RESTRICTED STOCK AWARD PLAN

NOTE 8 – EMPLOYEE STOCK OPTIONS AND RESTRICTED STOCK AWARD PLAN

In 2011, the Company’s Board of Directors approved and adopted a long term incentive plan, which was subsequently approved and amended by the shareholders.  There are 2,327,500 shares eligible for grant, either as options or as restricted stock, at December 31, 2013.

Employee Stock Options – Following is a table reflecting the issuances during 2012 and 2013 and their related exercise prices:

Grant date	# of options	Exercise price
July 1, 2012	75,000	$4.50
September 1, 2012	50,000	4.50
October 1, 2012	40,000	4.50

January 1, 2013	1,400,000	4.50
March 15, 2013	150,000	5.50
June 25, 2013	35,000	7.50
December 16, 2013	100,000	$10.00

	1,850,000

All granted options vest at the rate of 20% each year over five years beginning one year from the date granted and expire ten years from the grant date.  A summary of the status of the stock options as of December 31, 2013 and changes during the years ended December 31, 2013 and 2012 is as follows:

	2013		2012
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at beginning of the year	1,125,000	$2.37	1,125,000	$2.00
Issued	1,685,000	4.98	165,000	4.50
Forfeited	(137,500)	2.55	(165,000)	2.00
Exercised	(25,000)	3.50	-	-

Outstanding at end of year	2,647,500	$4.01	1,125,000	$2.37

Exercisable at end of year	662,500	$3.13	200,000	$2.00

Weighted average fair value of
options granted during the year		$4.35		$4.26

The Company uses the Black-Scholes option pricing model to calculate the fair-value of each option grant. The expected volatility is based on the historical price volatility of the Company’s common stock.We elected to use the simplified method for estimating the expected term as allowed by generally accepted accounting principles for options granted through December 31, 2013 and 2012. Under the simplified method, the expected term is equal to the midpoint between the vesting period and the contractual term of the stock option. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options. The dividend yield represents the Company’s anticipated cash dividend over the expected life of the stock options.  The following are the Black-Scholes weighted-average assumptions used for options granted during the periods ended December 31, 2013 and 2012:

	Risk free interest rate	Expected life (years)	Dividend yield	Volatility

July 1, 2012	0.67%	6.5	-	158%
September 1, 2012	0.80%	6.5	-	153%
October 1, 2012	0.25%	5.75	-	147%

January 1, 2013	0.76%	6.5	-	138%
February 13, 2013	0.92%	6.5	-	137%
March 15, 2013	0.84%	6.5	-	132%
June 25, 2013	1.49%	6.5	-	128%
December 16, 2013	1.55%	6.5	-	119%

As of December 31, 2013, there was approximately $5,250,009 of unrecognized compensation cost related to stock options that will be recognized over a weighted average period of 2.6 years.  The aggregate intrinsic value of options vested and expected to vest at December 31, 2013 was $20,359,425.  The aggregate intrinsic value of options exercisable at December 31, 2013 was $3,890,000.  The year end intrinsic values are based on a December 31, 2013 closing price of $12.20.

During 2013, a total of 25,000 options were exercised.  The aggregate intrinsic value of the options exercised was $149,000.

The following table summarizes information related to the Company’s stock options outstanding at December 31, 2013:

	Options Outstanding
Exercise price	Number Outstanding	Weighted-Average Remaining Contractual Life (in years)	Number Exercisable
2.00	842,500	7.92	362,500
4.50	1,520,000	8.96	300,000
5.50	150,000	9.29	-
7.50	35,000	9.48	-
10.00	100,000	9.96	-

-	2,647,500	8.69	662,500

Any excess tax benefits from the exercise of stock options will not be recognized in paid-in capital until the Company is in a current tax paying position. Presently, the company has a net loss and therefore not yet subject to income taxes.  Accordingly, no excess tax benefits have been recognized for the years ended December 31, 2013 or 2012.

EMPLOYEE STOCK OPTIONS

NOTE 7 – EMPLOYEE STOCK OPTIONS

Compensation expense charged against income for share-based awards during the three months ended March 31, 2014, was $659,468 as compared to $815,763 for the three months ended March 31, 2013. These amounts are included in general and administrative expense in the accompanying financial statements.

In 2011, Stanford’s Board of Directors and stockholders approved and adopted a long-term incentive plan which allows for the issuance of up to 2,500,000 shares of common stock through the grant of qualified stock options, non-qualified stock options and restricted stock. In 2013, the Company’s stockholders approved an amendment to the long-term incentive plan, increasing the number of shares eligible under the plan to 5,000,000 shares. As of March 31, 2014, there were 2,327,500 shares remaining eligible for issuance under the plan.

A summary of the stock option activity as of March 31, 2014, and changes during the three months then ended is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding, December 31, 2013	2,647,500	$4.01
Exercised	(30,000)	3.00
Outstanding, March 31, 2014	2,617,500	$4.02	8.3 Years	$29,420,550
Exercisable, March 31, 2014	670,500	$3.27	6.0 Years	$-

The intrinsic value was calculated using the closing price on March 31, 2014 of $15.26. As of March 31, 2014, there was approximately $4,590,451 of unrecognized compensation cost related to stock options that is expected be recognized over a weighted-average period of 2.5 years. The total intrinsic value of options exercised during the three months ended March 31, 2014, was $341,700.